GOODWILL AND INTANGIBLE ASSETS - SCHEDULE OF INTANGIBLE ASSETS WITH DEFINITE LIVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Intangible assets with definite lives
Gross Carrying Amount	$ 136,974	$ 194,237
Accumulated Amortization	(102,168)	(133,546)
Total	$ 34,806	$ 60,691
Weighted-average useful life (years)	2 years 9 months 12 days	3 years 3 months 12 days
Trade names
Intangible assets with definite lives
Gross Carrying Amount	$ 63,855	$ 32,123
Accumulated Amortization	(52,927)	(26,268)
Total	$ 10,928	$ 5,855
Weighted-average useful life (years)	1 year 9 months 12 days	2 years 6 months 12 days
Technology
Intangible assets with definite lives
Gross Carrying Amount	$ 38,602	$ 55,487
Accumulated Amortization	(27,667)	(37,012)
Total	$ 10,935	$ 18,475
Weighted-average useful life (years)	3 years 4 months 12 days	3 years 2 months 12 days
Content
Intangible assets with definite lives
Gross Carrying Amount	$ 14,802	$ 62,082
Accumulated Amortization	(8,965)	(48,937)
Total	$ 5,837	$ 13,145
Weighted-average useful life (years)	4 years 3 months 12 days	4 years 1 month 12 days
Customer lists
Intangible assets with definite lives
Gross Carrying Amount	$ 12,485	$ 28,836
Accumulated Amortization	(9,997)	(13,078)
Total	$ 2,488	$ 15,758
Weighted-average useful life (years)	3 years 8 months 12 days	2 years 1 month 12 days
Advertiser and supplier relationships and other
Intangible assets with definite lives
Gross Carrying Amount	$ 7,230	$ 15,709
Accumulated Amortization	(2,612)	(8,251)
Total	$ 4,618	$ 7,458
Weighted-average useful life (years)	4 years 6 months 12 days	4 years 2 months 12 days